Stock-Based Compensation (Details) - Restricted Stock Units (RSUs) [Member] $ in Thousands	12 Months Ended
Mar. 31, 2025 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares unvested, at beginning | shares
Grant date fair value unvested, at beginning | $
Number of shares granted | shares	3,880,022
Grant date fair value granted | $	$ 5,432
Number of shares vested | shares	(3,880,022)
Grant date fair value vested | $	$ 5,432
Number of shares forfeited/ canceled | shares
Grant date fair value forfeited/ canceled | $
Number of shares unvested, at end | shares
Grant date fair value unvested, at end | $